Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Long-Term Debt
Schedule of long-term debt
	December 31,	December 31,
(in thousands)	2017	2016
Original notes - 7.625%	$421,772	$420,523
Add-on notes - 7.625%	224,338	225,743
Senior secured credit facility	38,944	43,917
Capital lease obligations	18,054	17,134
	703,108	707,317
Less: Current portion of long-term debt	(5,043)	(5,454)
Total long-term debt	$698,065	$701,863
(1)	The carrying value of the Original notes - 7.625% is net of unamortized deferred financing costs of $3.2 and $4.5 million as of December 31, 2017 and 2016, respectively.
(2)

The carrying value of the Add-on notes - 7.625% is net of unamortized deferred financing costs of $1.3 and $1.9 million as of December 31, 2017 and 2016, respectively, and includes unamortized bond premium of $5.7 and $7.6 million as of December 31, 2017 and 2016, respectively.

The carrying value of the Senior secured credit facility is net of unamortized deferred financing costs of $1.3 and $1.8 million as of December 31, 2017 and 2016, respectively.

Schedule of maturities of long-term debt

(in thousands)
2018	$5,043
2019	3,637
2020	687,801
2021	1,879
2022	1,358
Thereafter	3,536
Total payments	703,254
Unamortized deferred financing costs	(5,831)
Unamortized bond premium	5,685
$703,108